Intangible Assets - Schedule of Anticipated Amortization Expense (Detail) $ in Thousands	Dec. 31, 2023 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2024	$ 3,639
2025	3,282
2026	2,758
2027	1,152
2028	560
2029 and thereafter	$ 1,114